united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Fair Value
	COMMON STOCKS - 64.1%
	AEROSPACE/DEFENSE - 3.6%
64	Northrop Grumman Corp.	$ 13,693
101	Raytheon Co.	13,749
169	Rockwell Collins, Inc.	14,253
		41,695
	AGRICULTURE - 1.6%
287	Altria Group, Inc.	18,147

	BANKS - 1.9%
605	1st Source Corp.	21,595

	BIOTECHNOLOGY - 2.5%
341	Charles River Laboratories International, Inc. *	28,419

	COMMERCIAL SERVICES - 5.2%
639	INC Research Holdings, Inc. *	28,487
435	Robert Half International, Inc.	16,469
312	Total System Services, Inc.	14,711
		59,667
	DISTRIBUTION/WHOLESALE - 1.7%
557	LKQ Corp. *	19,751

	ELECTRIC - 4.8%
936	FirstEnergy Corp.	30,963
697	PPL Corp.	24,095
		55,058
	ELECTRONICS - 10.4%
608	Agilent Technologies, Inc.	28,631
262	Amphenol Corp.	17,009
400	Brady Corp.	13,844
473	FLIR Systems, Inc.	14,862
121	Honeywell International, Inc.	14,107
259	PerkinElmer, Inc.	14,533
270	TE Connectivity, Ltd.	17,383
		120,369
	FOOD - 1.4%
560	SpartanNash Co.	16,195

	GAS - 3.9%
551	UGI Corp.	24,927
395	Vectren Corp.	19,829
		44,756
	HAND/MACHINE TOOLS - 1.6%
125	Snap-on, Inc.	18,995

	HOUSEHOLD PRODUCTS/WARES - 5.7%
248	Avery Dennison Corp.	19,292
146	Clorox Co.	18,276
222	Kimberly-Clark Corp.	28,003
		65,571
	INSURANCE - 6.6%
140	Aon PLC	15,749
1,385	Donegal Group, Inc.	22,312
228	Infinity Property & Casualty Corp.	18,840
290	Marsh & McLennan Cos., Inc.	19,503
		76,404
	MISCELLANEOUS MANUFACTURING - 1.3%
207	Dover Corp.	15,243

	OFFICE FURNISHINGS - 2.7%
451	HNI Corp.	17,950
990	Steelcase, Inc.	13,751
		31,701

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Fair Value
	RETAIL - 3.1%
188	Target Corp.	$ 12,912
327	Wal-Mart Stores, Inc.	23,583
		36,495
	SEMICONDUCTORS - 1.7%
276	KLA-Tencor Corp.	19,240

	SOFTWARE - 1.5%
181	Fiserv, Inc. *	18,004

	TRANSPORTATION - 1.2%
131	United Parcel Service, Inc.	14,326

	WATER - 1.7%
667	York Water Co.	19,783

	TOTAL COMMON STOCKS (Cost - $756,857)	741,414

	LIMITED PARTNERSHIPS - 3.1%
	ENTERTAINMENT - 1.4%
282	Cedar Fair LP	16,156

	PIPELINES - 1.7%
479	TransMontaigne Partners LP	19,763

	TOTAL LIMITED PARTNERSHIPS (Cost - $35,670)	35,919

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
448	Apartment Investment & Management Co. (Cost - $20,166)	20,568

	SHORT-TERM INVESTMENTS - 30.9%
	MONEY MARKET FUND - 30.9%
357,305	Fidelity Government Institutional Money Market Fund, Institutional Class, 0.27% **	357,305
	TOTAL SHORT-TERM INVESTMENTS (Cost - $357,305)

	TOTAL INVESTMENTS - 99.8% (Cost - $1,169,998) (a)	$ 1,155,206
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	1,766
	NET ASSETS - 100.0%	$ 1,156,972

* Non-Income producing security
** Interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,169,998 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 8,551
	Unrealized depreciation	(23,343)
	Net unrealized depreciation	$ (14,792)

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2016 in valuing the Portfolio's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 741,414	$ -	$ -	$ 741,414
Limited Partnerships	35,919	-	-	35,919
Real Estate Investment Trusts	20,568	-	-	20,568
Money Market Fund	357,305	-	-	357,305
Total	$ 1,155,206	$ -	$ -	$ 1,155,206

The Portfolio did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Portfolio's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Underlying Investment in Other Investment Companies
The FormulaFolios US Equity Portfolio currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Institutional Money Market Fund. The Fund may redeem its investments from the Security at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR available at "www.sec.gov" or in the Fund's website at "www.advisor.fidelity.com". As of September 30, 2016, the percentage of the FormualFolios US Equity Portfolio's net assets invested in the Fidelity Institutional Money Market Fund was 30.9%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/11/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/11/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/11/16